Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 345,000,006.00
Previously Paid Amount	33,732.31
Total Fee Amount	47,644.50
Total Offset Amount	0.00
Net Fee	$ 13,912.19
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A